SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Condensed Consolidated Interim Statements of Operations
	2021	2020	2019
Silver	$3,421	$6,318	$14,030
Copper	5,566	4,662	13,953
Gold	4,344	8,517	10,326
Penalties, treatment costs and refining charges	(2,103)	(3,475)	(6,563)
Total revenue from mining operations	$11,228	$16,022	$31,746

Schedule of revenues from customers
	2021	2020	2019
Customer #1	$5,521	$-	$-
Customer #2	3,045	12,573	21,810
Customer #3	2,662	3,206	4,861
Customer #4	-	(19)	3,350
Customer #5	-	262	1,246
Customer #6	-	-	469
Customer #7	-	-	10
Customer #8	-	-	-
Total revenue from mining operations	$11,228	$16,022	$31,746

Schedule of Geographical Information of company's non-current assets
	December 31, 2021	December 31, 2020
Exploration and evaluation assets - Mexico	$11,052	$10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$11,053	$10,052

	December 31, 2021	December 31, 2020
Plant, equipment, and mining properties - Mexico	$35,390	$34,475
Plant, equipment, and mining properties - Canada	285	371
Total plant, equipment, and mining properties	$35,675	$34,846